Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance - Warranty by Endorsement and Sureties [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gross Carrying Amount [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding Exposure as at beginning of period	$ 439,669	$ 224,079
Net change on exposures	(110,906)	162,065
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	20,011	53,525
Total	348,774	439,669
ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding Exposure as at beginning of period	3,754	6,068
Net change on exposures	(832)	(126)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	501	(3,369)
Refinements to models used for calculation	5,936	1
Foreign exchange adjustments	(669)	1,180
Total	8,690	3,754
Stage 1 - Individual [Member] | Gross Carrying Amount [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding Exposure as at beginning of period	403,479	186,051
Net change on exposures	(103,737)	168,112
Transfer to Stage 1	83,148	3,870
Transfer to Stage 2	(58,751)	(2,300)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	16,650	47,746
Total	340,789	403,479
Stage 1 - Individual [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding Exposure as at beginning of period	239	174
Net change on exposures	(984)	26
Transfer to Stage 1	65	8
Transfer to Stage 2	(15)	(2)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	507	(2)
Refinements to models used for calculation	2,063
Foreign exchange adjustments	(166)	35
Total	1,709	239
Stage 1 - Group [Member] | Gross Carrying Amount [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding Exposure as at beginning of period	567	131
Net change on exposures	7	369
Transfer to Stage 1	801	320
Transfer to Stage 2	(794)	(313)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	(6)	60
Total	575	567
Stage 1 - Group [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding Exposure as at beginning of period	2
Net change on exposures	4	1
Transfer to Stage 1
Transfer to Stage 2	(2)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	2
Refinements to models used for calculation	1	1
Foreign exchange adjustments
Total	7	2
Stage 2 - Individual [Member] | Gross Carrying Amount [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding Exposure as at beginning of period	35,623	32,267
Net change on exposures	(7,176)	(6,416)
Transfer to Stage 1	(83,148)	(3,870)
Transfer to Stage 2	58,751	8,859
Transfer to Stage 3	(52)
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	3,364	4,783
Total	7,362	35,623
Stage 2 - Individual [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding Exposure as at beginning of period	3,513	264
Net change on exposures	148	(153)
Transfer to Stage 1	(65)	(8)
Transfer to Stage 2	15	6,561
Transfer to Stage 3	(6)
Impact on year-end ECL of exposures transferred between stages during the year		(3,367)
Refinements to models used for calculation	3,872
Foreign exchange adjustments	(503)	216
Total	6,974	3,513
Stage 2 - Group [Member] | Gross Carrying Amount [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1	(801)	(320)
Transfer to Stage 2	794	313
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	7	7
Total
Stage 2 - Group [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2	2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	(2)
Refinements to models used for calculation
Foreign exchange adjustments
Total
Stage 3 - Individual [Member] | Gross Carrying Amount [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding Exposure as at beginning of period		5,630
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2		(6,559)
Transfer to Stage 3	52
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	(4)	929
Total	48
Stage 3 - Individual [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding Exposure as at beginning of period		5,630
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2		(6,559)
Transfer to Stage 3	6
Impact on year-end ECL of exposures transferred between stages during the year	(6)
Refinements to models used for calculation
Foreign exchange adjustments		929
Total
Stage 3 - Group [Member] | Gross Carrying Amount [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total
Stage 3 - Group [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total